SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets	$ 59,796	$ 58,362	$ 71,678
Israel [Member]
Long-lived assets	58,200	56,735	70,166
Argentina [Member]
Long-lived assets	1,203	1,179	1,356
Mexico [Member]
Long-lived assets	386	445	156
Other [Member]
Long-lived assets	$ 7	$ 3